Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2023, 2022 and 2021. The Company’s lease income consists of the revenue from its voyage charters and time charters.

	Year Ended December 31,
	2023 $	2022 $	2021 $
Voyage charter revenues
Suezmax	669,334	557,971	259,075
Aframax / LR2	570,608	357,791	172,891
Full service lightering	81,545	123,500	53,930
Total	1,321,487	1,039,262	485,896

Time-charter revenues
Suezmax	14,280	49	20,390
Aframax / LR2	16,869	14,689	25,769
Total	31,149	14,738	46,159

Other revenues
Ship-to-ship support services	7,946	4,567	5,467
Vessel management	3,870	4,544	4,845
Total	11,816	9,111	10,312

Total revenues	1,364,452	1,063,111	542,367

Revenues and Percentage of Consolidated Revenues
Significant Customers

The following table presents revenues and percentage of consolidated revenues for customers who accounted for more than 10% of the Company’s consolidated revenues during the periods presented.

	Year Ended December 31,
	2023	2022	2021
Shell	(1)	(1)	$60.8 million (2)
Vitol	(1)	(1)	$55.5 million (3)

(1)Less than 10% of consolidated revenues.
(2)11% of consolidated revenues.
(3)10% of consolidated revenues.